Share Capital - Schedule of stock options activity (Details) - Stock Options [Member]	12 Months Ended
	Dec. 31, 2025 CAD ($) $ / shares	Dec. 31, 2025 $ / shares	Dec. 31, 2025 Share $ / shares	Dec. 31, 2024 Share $ / shares	Dec. 31, 2023 Share $ / shares
Disclosure of classes of share capital [Line Items]
Number of share options outstanding, beginning of period | Share			860,000	900,000	2,235,000
Number of shares, Cancelled and expired | Share			(60,000)	(40,000)	(1,335,000)
Number of share options outstanding, end of period	800,000		800,000	860,000	900,000
Weighted average at beginning of period		$ 0.51		$ 0.5	$ 0.49
Weighted average exercise price, Cancelled and expired		0.5		0.3	0.49
Weighted average at end of period		0.51		$ 0.51	$ 0.5
Bottom of range [Member]
Disclosure of classes of share capital [Line Items]
Exercise price range	$ 0.5	0.5	$ 0.5
Top of range [Member]
Disclosure of classes of share capital [Line Items]
Exercise price range	$ 0.52	$ 0.52	$ 0.52